Consolidated Condensed Balance Sheets - USD ($)	Sep. 30, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 1,685,772	$ 894,773
Accounts Receivable	79,907	0
Inventory	1,453,042	0
Prepaid inventory	1,140,511	0
Other current assets	158,093	120,631
Total current assets	4,517,325	1,015,404
Non-current assets:
Property and equipment, net	741	1,254
Deferred offering costs	0	512,758
Operating lease right-of-use assets	340,389	0
Goodwill and intangible assets	19,666,086	0
Total non-current assets	20,007,216	514,012
Total assets	24,524,541	1,529,416
Current liabilities
Accounts payable and accrued expenses	1,032,636	114,497
Operating lease liabilities	65,089	0
Deferred revenue	300,517	0
Warrant liabilities	308,964	0
Derivative liability – convertible note conversion option	311,048	0
Total current liabilities	2,018,254	114,497
Long-term liabilities
Convertible note	3,000,000	0
Operating lease liabilities – long term	280,285	0
Total liabilities	5,298,539	114,497
Commitments and contingencies (See note 13)
Stockholders’ equity:
Common stock - $0.01 par value, 500,000,000 authorized and 6,184,983 and 3,217,255 shares issued and outstanding at September 30, 2024 and December 31, 2023, respectively	61,850	32,173
Additional paid in capital	27,959,642	5,315,790
Accumulated deficit	(8,795,536)	(3,933,046)
Total stockholders’ equity	19,226,002	1,414,919
Total liabilities and stockholders’ equity	24,524,541	1,529,416
Series A Preferred Stock [Member]
Stockholders’ equity:
Preferrred stock, value	43	0
Series B Preferred Stock [Member]
Stockholders’ equity:
Preferrred stock, value	1	2
Series C Preferred Stock [Member]
Stockholders’ equity:
Preferrred stock, value	$ 2	$ 0